Subsequent Event (Details Textual) - Jul. 31, 2015 - Currency buy sell under contract three - Subsequent Event	USD ($) $ / MXN
Subsequent Event [Line Items]
Mexican Peso Option Contract - Contractual Exchange Rate | $ / MXN	16.00
Derivative Contract Covering Period	October 6, 2015 through June 21, 2016
Derivative, Notional Amount	$ 13,500,000